Summary of Significant Accounting Policies (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) segment	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Feb. 02, 2017 USD ($)
Common stock issued					$ 10
Allowance for doubtful accounts	$ 0		$ 131,000
Inventory impairment	$ 0	$ 0
Property, plant and equipment useful life	15 years
Cost of vehicles pledged	$ 0		859,000
Intangible assets, net	67,000		36,000
Goodwill impairment	0	0
Impairment of long-lived assets	0	0
Research and development expense	197,000	468,000
Income tax expense	1,137,000	26,000
Environmental matters deemed probable	$ 0		0
Number of operating segment | segment	1
Texas
Franchise tax rate (as a percent)	1.00%
Maximum taxable margin (as a percent)	70.00%
Income tax expense	$ 75,000	$ 26,000
Maximum
Accounts receivable due period	60 days
Proppant systems and related equipment | Maximum
Property, plant and equipment useful life	15 years
Machinery and equipment | Minimum
Property, plant and equipment useful life	2 years
Machinery and equipment | Maximum
Property, plant and equipment useful life	10 years
Furniture and fixtures
Property, plant and equipment useful life	5 years
Computer equipment
Property, plant and equipment useful life	3 years
Vehicles
Property, plant and equipment useful life	5 years
Solaris LLC
Allowance for doubtful accounts			131,000	$ 0
Inventory impairment			0	0
Cost of vehicles pledged			859,000	505,000
Intangible assets, net			36,000	0
Goodwill impairment			0	0
Impairment of long-lived assets			0	0
Research and development expense			476,000	141,000
Income tax expense			43,000	67,000
Environmental matters deemed probable			$ 0	0
Number of operating segment | segment			1
Solaris LLC | Texas
Franchise tax rate (as a percent)			1.00%
Maximum taxable margin (as a percent)			70.00%
Income tax expense			$ 43,000	$ 67,000
Solaris LLC | Maximum
Accounts receivable due period			60 days
Solaris LLC | Proppant systems and related equipment | Maximum
Property, plant and equipment useful life			15 years
Solaris LLC | Machinery and equipment | Minimum
Property, plant and equipment useful life			2 years
Solaris LLC | Machinery and equipment | Maximum
Property, plant and equipment useful life			10 years
Solaris LLC | Furniture and fixtures
Property, plant and equipment useful life			5 years
Solaris LLC | Computer equipment
Property, plant and equipment useful life			3 years
Solaris LLC | Vehicles
Property, plant and equipment useful life			5 years
Solaris LLC | Buildings
Property, plant and equipment useful life			15 years